SUBSEQUENT EVENTS (Details) - BRL (R$) R$ in Thousands	Feb. 09, 2021	Jan. 05, 2021
Purchase and sale agreement
Events subsequent to the reporting date
Final purchase price to be paid by the Buyers		R$ 1,056,755
Amounts recognized in other liabilities		375,850
Amount recognized in other operating results		680,895
Cost of properties recognized in other operating results		289,867
Net income from sale of rural properties		391,028
Transfer of lease agreements		1
Amount received for the sale of rural properties classified as marketable securities of long-term as escrow account		50,415
Estimated regularization costs		R$ 8,000
Early settlement of financing with BNDES
Events subsequent to the reporting date
Transaction amount settled	R$ 1,453,842
Transaction costs related to early settlement of financing	R$ 30,000
Early settlement of financing with BNDES | SELIC
Events subsequent to the reporting date
Interest rate basis	SELIC + 3%
Basis spread (as a percent)	3.00%
Early settlement of financing with BNDES | TJLP
Events subsequent to the reporting date
Interest rate basis	TJLP + 2%
Basis spread (as a percent)	2.00%